Notes to the consolidated statements of income	9 Months Ended
Sep. 30, 2018
Notes to the consolidated statements of income
Notes to the consolidated statements of income

2. Notes to the consolidated statements of income

Revenue

The Company has recognized the following revenue in the consolidated statement of income for the nine months ended September 30, 2018:

Revenue
in € THOUS

	For the three months ended September 30, 2018			For the nine months ended September 30, 2018
	Revenue from contracts with customers	Other revenue	Total	Revenue from contracts with customers	Other revenue	Total

Health care services	3.199.364	58.767	3.258.131	9.689.671	162.062	9.851.733
Dialysis services	2.904.363	-	2.904.363	8.359.200	-	8.359.200
Care Coordination	295.001	58.767	353.768	1.330.471	162.062	1.492.533

Health care products	774.106	25.615	799.721	2.324.406	71.047	2.395.453
Dialysis products	756.759	25.615	782.374	2.269.019	71.047	2.340.066
Non-dialysis products	17.347	-	17.347	55.387	-	55.387
Total	3.973.470	84.382	4.057.852	12.014.077	233.109	12.247.186

  Gain) loss related to divestitures of Care Coordination activities

On April 20, 2018, the Company signed a definitive agreement to divest its controlling interest in Sound Inpatient Physicians, Inc. (“Sound”) to an investment consortium led by Summit Partners, L.P., (“Summit Consortium”). Upon receipt of the required regulatory approvals under the Hart-Scott-Rodino Antitrust Improvements Acts of 1976, as amended, and the satisfaction of customary closing conditions, the divestiture was consummated on June 28, 2018. The total transaction proceeds were $1,925,210 (€1,662,100). The pre-tax gain related to divestitures for Care Coordination activities was €829,860, which primarily related to this divestiture, the effect of the six month impact from the increase in valuation of Sound’s share based payment program, incentive compensation expense and other costs caused by the divestment of Sound.

Sound was included in Care Coordination within the North America Segment. The Company’s history with Sound, prior to divestment, includes the following milestones:

  In July 2014, the Company made an investment for a majority interest in Sound, a physician services organization focused on hospitalist, emergency, intensivist and post-acute care services, furthering its strategic investments and expanding the health care services we offer.
  In November 2014, Sound acquired Cogent Healthcare, expanding Sound to serve over 180 hospitals in 35 states with more than 1,750 providers.
  In 2017, the Company increased its interest in Sound raising the Company majority interest to almost 100% during the first half of 2017.

Research and development expenses

Research and development expenses of €25.742 for the nine months ended September 30, 2018 (for the nine months ended September 30, 2017: €27.695) include expenditure for research and non-capitalizable development costs as well as depreciation and amortization expenses related to capitalized development costs of €249 (for the nine months ended September 30, 2017: €351).

Earnings per share

The following table contains reconciliations of the numerators and denominators of the basic and fully diluted earnings per share computations for 2018 and 2017:

Reconciliation of Basic and Diluted Earnings per Share
in € THOUS, except share and per share data
	For the three months ended September 30,		For the nine months ended September 30,

	2018	2017	2018	2017
Numerator:
Net income attributable to shareholders of FMC-AG & Co. KGaA	284.614	309.276	1.557.150	886.136

Denominators:
Weighted average number of shares outstanding	306.495.661	306.572.494	306.434.923	306.447.106
Potentially dilutive shares	824.459	659.879	807.212	577.637

Basic earnings per share	0,93	1,01	5,08	2,89
Fully diluted earnings per share	0,93	1,01	5,07	2,89

Share buy-back program

On the basis of the authorization granted by the Company’s Annual General Meeting on May 12, 2016 to conduct a share buy-back program, the Company repurchased 431,000 shares between May 28, and June 8, 2018, for an average weighted stock price of €86.37.

As of September 30, 2018, the Company holds 2.090.951 treasury shares. These shares will be used solely to either reduce the registered share capital of the Company by cancellation of the acquired shares, or to fulfill employee participation programs of the Company.

The following tabular disclosure provides the number of shares acquired in the context of the share buy-back programs as well as the repurchased treasury stock:

Treasury Stock

Period	Average price paid per share	Total number of shares purchased and retired as part of publicly announced plans or programs	Total value of shares (1)
	in €		in € THOUS
Purchase of Treasury Stock
May 2013	52,96	1.078.255	57.107
June 2013	53,05	2.502.552	132.769
July 2013	49,42	2.972.770	146.916
August 2013	48,40	995.374	48.174
Repurchased Treasury Stock	51,00	7.548.951	384.966

Retirement of repurchased Treasury Stock
February 2016	51,00	6.549.000	333.973

Purchase of Treasury Stock
December 2017	87,79	660.000	57.938
May/June 2018	86,37	431.000	37.221

Total	69,90	2.090.951	146.152

(1) The value of shares repurchased in 2013, 2017 and 2018 is inclusive of fees (net of taxes) paid in the amount of approximately €81, €12 and €8, respectively, for services rendered.